Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Proceeds on Account of Shares [Member]	Accumulated Deficit [Member]	Total Company's Stockholders' Equity [Member]	Non-controlling Interests [Member]	Total
Beginning balance at Dec. 31, 2018	$ 132	$ 8,852,461	$ (26,275)	$ 105,000	$ (8,713,091)	$ 218,227	$ (6,712)	$ 211,515
Beginning balance, shares at Dec. 31, 2018	1,318,422
Issuance of shares for cash	$ 14	945,679		(105,000)		840,693		840,693
Issuance of shares for cash, shares	140,171
Value of warrant issued in convertible loans		97,406				97,406		97,406
Stock based compensation		434,025				434,025	4,645	438,670
Comprehensive loss for the year					(1,971,417)	(1,971,417)	(18,986)	$ (1,990,403)
Exercise of options, shares
Ending balance at Dec. 31, 2019	$ 146	10,329,571	(26,275)		(10,684,508)	(381,066)	(21,053)	$ (402,119)
Ending balance, shares at Dec. 31, 2019	1,458,593
Issuance of shares for cash	$ 5	349,995				350,000		350,000
Issuance of shares for cash, shares	45,876
Value of warrant issued in convertible loans		34,696				34,696		34,696
Stock based compensation		487,402				487,402	5,217	492,619
Comprehensive loss for the year					(1,593,139)	(1,593,139)	(13,441)	(1,606,580)
Conversion of convertible loans	$ 7	585,924				585,931		585,931
Conversion of convertible loans, shares	67,369
Exercise of warrants	$ 2	59,998				60,000		60,000
Exercise of warrants, shares	28,572
Exercise of options	$ 1	19,999				20,000		$ 20,000
Exercise of options, shares	6,350							6,350
Ending balance at Dec. 31, 2020	$ 161	$ 11,867,585	$ (26,275)		$ (12,277,647)	$ (436,176)	$ (29,277)	$ (465,453)
Ending balance, shares at Dec. 31, 2020	1,606,760